Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Comstock Funds, Inc.
Entity Central Index Key	0000830779
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000073498
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class AAA
Trading Symbol	COMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class AAA	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Comstock Capital Value Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Bloomberg US Government / Credit Bond Index and the MSCI USA Value Index. Merger & Acquisition activity totaled $2.0 trillion globally in the first half of 2025, a 33% increase year over year. M&A headwinds from recent years have become tailwinds given this administration's views on consolidation and antitrust regulation. Deal volumes are expected to continue to accelerate based on clarity of tariffs and anticipated rate cuts.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class AAA	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
6/15	10,000	10,000	10,000	10,000
6/16	9,504	10,399	10,670	10,537
6/17	7,206	12,260	10,626	12,223
6/18	6,214	14,022	10,559	13,070
6/19	5,640	15,483	11,459	14,263
6/20	4,948	16,646	12,607	13,088
6/21	4,805	23,436	12,558	18,324
6/22	4,727	20,947	11,195	17,557
6/23	5,001	25,051	11,117	19,179
6/24	5,245	31,203	11,422	22,056
6/25	5,858	35,934	12,094	24,969

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class AAA	6.40%	11.69%	3.43%	(5.21)%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index	3.95%	5.89%	(0.83)%	1.92%
MSCI USA Value Index	6.45%	13.21%	13.79%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 8,564,790
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ (87,868)
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,564,790 Number of Portfolio Holdings103 Portfolio Turnover Rate107% Management Fees$(87,868)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	79.8%
U.S. Government Obligations	19.0%
Closed-End Funds	0.5%
Rights	0.5%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Other Industry sectors	22.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Blueprint Medicines Corp.	5.2%
Kellanova	5.1%
Frontier Communications Parent Inc.	4.0%
Juniper Networks Inc.	3.5%
Amedisys Inc.	3.4%
Skechers USA Inc.	2.9%
SpringWorks Therapeutics Inc.	2.7%
Triumph Group Inc.	2.7%
ALLETE Inc.	2.6%
Paramount Global	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002843
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class C
Trading Symbol	CPCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class C	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Comstock Capital Value Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Bloomberg US Government / Credit Bond Index and the MSCI USA Value Index. Merger & Acquisition activity totaled $2.0 trillion globally in the first half of 2025, a 33% increase year over year. M&A headwinds from recent years have become tailwinds given this administration's views on consolidation and antitrust regulation. Deal volumes are expected to continue to accelerate based on clarity of tariffs and anticipated rate cuts.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class C	Comstock Capital Value Fund - Class C (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,437	9,342	10,399	10,670	10,537
6/17	7,096	6,950	12,260	10,626	12,223
6/18	6,074	5,888	14,022	10,559	13,070
6/19	5,467	5,246	15,483	11,459	14,263
6/20	4,770	4,531	16,646	12,607	13,088
6/21	4,638	4,361	23,436	12,558	18,324
6/22	4,549	4,234	20,947	11,195	17,557
6/23	4,816	4,440	25,051	11,117	19,179
6/24	5,049	4,610	31,203	11,422	22,056
6/25	6,199	5,615	35,934	12,094	24,969

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class C	17.30%	22.78%	5.37%	(4.67)%
Comstock Capital Value Fund - Class C (includes sales charge)	16.30%	21.78%	5.37%	(4.67)%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index	3.95%	5.89%	(0.83)%	1.92%
MSCI USA Value Index	6.45%	13.21%	13.79%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 8,564,790
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ (87,868)
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,564,790 Number of Portfolio Holdings103 Portfolio Turnover Rate107% Management Fees$(87,868)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	79.8%
U.S. Government Obligations	19.0%
Closed-End Funds	0.5%
Rights	0.5%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Other Industry sectors	22.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Blueprint Medicines Corp.	5.2%
Kellanova	5.1%
Frontier Communications Parent Inc.	4.0%
Juniper Networks Inc.	3.5%
Amedisys Inc.	3.4%
Skechers USA Inc.	2.9%
SpringWorks Therapeutics Inc.	2.7%
Triumph Group Inc.	2.7%
ALLETE Inc.	2.6%
Paramount Global	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002844
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class I
Trading Symbol	CPCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class I	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Comstock Capital Value Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Bloomberg US Government / Credit Bond Index and the MSCI USA Value Index. Merger & Acquisition activity totaled $2.0 trillion globally in the first half of 2025, a 33% increase year over year. M&A headwinds from recent years have become tailwinds given this administration's views on consolidation and antitrust regulation. Deal volumes are expected to continue to accelerate based on clarity of tariffs and anticipated rate cuts.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class I	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
6/15	10,000	10,000	10,000	10,000
6/16	9,537	10,399	10,670	10,537
6/17	7,237	12,260	10,626	12,223
6/18	6,273	14,022	10,559	13,070
6/19	5,694	15,483	11,459	14,263
6/20	5,013	16,646	12,607	13,088
6/21	4,885	23,436	12,558	18,324
6/22	4,821	20,947	11,195	17,557
6/23	5,091	25,051	11,117	19,179
6/24	5,345	31,203	11,422	22,056
6/25	5,961	35,934	12,094	24,969

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class I	6.43%	11.53%	3.52%	(5.04)%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index	3.95%	5.89%	(0.83)%	1.92%
MSCI USA Value Index	6.45%	13.21%	13.79%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 8,564,790
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ (87,868)
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,564,790 Number of Portfolio Holdings103 Portfolio Turnover Rate107% Management Fees$(87,868)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	79.8%
U.S. Government Obligations	19.0%
Closed-End Funds	0.5%
Rights	0.5%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Other Industry sectors	22.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Blueprint Medicines Corp.	5.2%
Kellanova	5.1%
Frontier Communications Parent Inc.	4.0%
Juniper Networks Inc.	3.5%
Amedisys Inc.	3.4%
Skechers USA Inc.	2.9%
SpringWorks Therapeutics Inc.	2.7%
Triumph Group Inc.	2.7%
ALLETE Inc.	2.6%
Paramount Global	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002841
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class A
Trading Symbol	DRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class A	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Comstock Capital Value Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Bloomberg US Government / Credit Bond Index and the MSCI USA Value Index. Merger & Acquisition activity totaled $2.0 trillion globally in the first half of 2025, a 33% increase year over year. M&A headwinds from recent years have become tailwinds given this administration's views on consolidation and antitrust regulation. Deal volumes are expected to continue to accelerate based on clarity of tariffs and anticipated rate cuts.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class A	Comstock Capital Value Fund - Class A (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,478	8,933	10,399	10,670	10,537
6/17	7,180	6,378	12,260	10,626	12,223
6/18	6,188	5,181	14,022	10,559	13,070
6/19	5,613	4,430	15,483	11,459	14,263
6/20	4,935	3,670	16,646	12,607	13,088
6/21	4,792	3,359	23,436	12,558	18,324
6/22	4,713	3,114	20,947	11,195	17,557
6/23	4,988	3,106	25,051	11,117	19,179
6/24	5,245	3,079	31,203	11,422	22,056
6/25	5,860	3,242	35,934	12,094	24,969

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class A	6.68%	11.72%	3.44%	(5.23)%
Comstock Capital Value Fund - Class A (includes sales charge)	0.55%	5.30%	2.22%	(5.79)%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index	3.95%	5.89%	(0.83)%	1.92%
MSCI USA Value Index	6.45%	13.21%	13.79%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 8,564,790
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ (87,868)
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,564,790 Number of Portfolio Holdings103 Portfolio Turnover Rate107% Management Fees$(87,868)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	79.8%
U.S. Government Obligations	19.0%
Closed-End Funds	0.5%
Rights	0.5%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Other Industry sectors	22.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Blueprint Medicines Corp.	5.2%
Kellanova	5.1%
Frontier Communications Parent Inc.	4.0%
Juniper Networks Inc.	3.5%
Amedisys Inc.	3.4%
Skechers USA Inc.	2.9%
SpringWorks Therapeutics Inc.	2.7%
Triumph Group Inc.	2.7%
ALLETE Inc.	2.6%
Paramount Global	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends